Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Key accounting considerations, significant judgements and estimates	Key accounting considerations, significant judgements and estimates Future long-term commodity price assumptions and management’s view on the future development of refining margins represent a significant estimate. Future long-term commodity price assumptions were subject to change in the second quarter 2022, resulting in reversal of impairment losses recognised previously. See Note 8.